Recently Adopted Accounting Pronouncements And Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Recently Adopted Accounting Pronouncements And Summary Of Significant Accounting Policies
Recently Adopted Accounting Pronouncements And Summary Of Significant Accounting Policies

7. Recently Adopted Accounting Pronouncements

In April 2010, the FASB issued an ASU, Revenue Recognition – Milestone Method, to provide guidance on (i) defining a milestone, and (ii) determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. The guidance becomes effective on a prospective basis for research and development milestones achieved in fiscal years beginning on or after June 15, 2010, with early adoption and retrospective application permitted. The adoption of this amendment did not impact the Company's consolidated financial statements.

In January 2010, the FASB issued an amendment to ASC Topic 820- Improving Disclosures about Fair Value Measurements, which amends the existing fair value measurement and disclosure guidance currently included in ASC Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Specifically, the amendment to ASC Topic 820 requires entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, the reasons for any transfer in or out of Level 3 and information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, this amendment also clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. This amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for additional disclosures related to Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. The adoption of this amendment did not impact the Company's consolidated financial statements.

Note 2 — Summary of Significant Accounting Policies

On January 10, 2011, the Company's stockholders voted to implement a 1:20 reverse stock split of the Company's common stock.  The reverse split became effective on March 11, 2011.  All of the share and per share amounts discussed in these financial statements on Form 10-K have been adjusted to reflect the effect of this reverse split.

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Nephros International Limited.  All intercompany accounts and transactions have been eliminated in consolidation.

These financial statements were approved by management and the Board of Directors and are available for issuance as of the date of the audit opinion.  Subsequent events have been evaluated through this date.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses, during the reporting period. Actual results could differ from those estimates.

Going Concern and Management's Response

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company's recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.  Based on the Company's current cash flow projections, it will need to raise additional funds through either the licensing or sale of its technologies or additional public or private offerings of its securities. The Company continues to investigate strategic funding opportunities as they are identified. However, there is no guarantee that the Company will be able to obtain further financing. If it is unable to raise additional funds on a timely basis or at all, the Company would not be able to continue its operations.

The Company has incurred significant losses in its operations in each quarter since inception. For the years ended December 31, 2010 and 2009, the Company has incurred net losses of approximately $1,933,000 and $2,026,000, respectively.  In addition, the Company has not generated positive cash flow from operations for the years ended December 31, 2010 and 2009. To become profitable, the Company must increase revenue substantially and achieve and maintain positive gross and operating margins. If the Company is not able to increase revenue and gross and operating margins sufficiently to achieve profitability, the Company's results of operations and financial condition will be materially and adversely affected.

The Company's current operating plans primarily include the continued development and support of the Company's business in the European market, organizational changes necessary to begin the commercialization of the Company's water filtration business and the completion of current year milestones which are included in the Office of Naval Research appropriation.

On October 1, 2010, the Company issued a senior secured note to Lambda Investors LLC in the principal amount of $500,000. The note bears interest at the rate of 12% per annum and matures on April 1, 2011, at which time all principal and accrued interest will be due.  However, the Company has agreed to and did prepay amounts due under the note with the cash proceeds from the rights offering prior to the maturity date.  On March 10, 2011 in connection with the completion of the rights offering as discussed below, the Company repaid in full the $500,000 of principal and $26,650 of accrued interest on the senior secured note issued to Lambda Investors LLC on October 1, 2010.

On October 1, 2010, the Company filed with the Securities and Exchange Commission a Registration Statement on Form S-1 relating to the proposed rights offering to raise up to $3.5 million from its existing stockholders.  The Company's registration statement on Form S-1 for its previously announced rights offering to its existing stockholders was declared effective on January 31, 2011 by the Securities and Exchange Commission.

On March 10, 2011 Nephros announced the completion of its rights offering and private placement that together resulted in gross proceeds of approximately $3.2 million to Nephros.  The aggregate net proceeds received by the Company from the rights offering and private placement are estimated to be approximately $2.3 million, after deducting:(i) the estimated aggregate expenses of these transactions,(ii) the repayment of the $500,000 note ( noted above) plus all accrued interest thereon, issued to Lambda Investors, LLC, Nephros' largest stockholder, in October 2010 in connection with its loan to the Company,(iii) the payment of an 8% sourcing/transaction fee ($40,000) in respect of the note and (iv)an aggregate of $100,000 for reimbursement of Lambda Investors' legal fees incurred in connection with the loan and the rights offering.

The Company's stockholders subscribed for 4,964,854 (99,297,082 units pre-stock split) units in its previously announced rights offering and the Company accepted all basic subscription rights and oversubscription privileges.  The units were sold at a per unit purchase price of $0.40.  Gross proceeds to the Company from the sale of these units in the rights offering was approximately $2.0 million.  The Company issued an aggregate of 4,964,854 (99,297,082 units pre-stock split) shares of its common stock and warrants to purchase an aggregate of approximately 4.6 million shares (approximately 92 million pre-stock split) of its common stock to stockholders who subscribed.

Simultaneously with the closing of the rights offering, Lambda Investors, LLC purchased in a private placement 3,009,711 units (60,194,220 units pre-stock split) at the same per unit purchase price of $0.40, pursuant to a purchase agreement between the Company and Lambda Investors.  The Company issued to Lambda Investors an aggregate of 3,009,711 shares (60,194,226 shares pre-stock split) of its common stock and warrants to purchase an aggregate of 2,782,579 shares (55,651,580 shares pre-stock split) of its common stock.  The Company received approximately $1.2 million in gross proceeds from its sale of units to Lambda Investors.

The Company effected a reverse stock split, in which every 20 shares of the Company's common stock issued and outstanding immediately prior to the effective time, which was 5:00 p.m. on March 11, 2011, were be converted into one share of common stock. Fractional shares were not issued and stockholders who otherwise would have been entitled to receive a fractional share as a result of the reverse stock split received an amount in cash equal to $0.04 per pre-split share for such fractional interests. The number of shares of the Company's common stock issued and outstanding was reduced from approximately 201,300,000 pre-split to approximately 10,100,000 post-split.  The reverse stock split was effected in connection with the Company's rights offering and private placement.

The reverse stock split was approved by the Company's stockholders at the Company's annual meeting held on January 10, 2011. The number of shares of common stock subject to outstanding stock warrants and options, and the exercise prices and conversion ratios of those securities, were automatically proportionately adjusted for the 1-for-20 ratio provided for by the reverse stock split.

There can be no assurance that the Company's future cash flow will be sufficient to meet its obligations and commitments. If the Company is unable to generate sufficient cash flow from operations in the future to service its commitments the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities or ceasing its operations.  There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Cash and Cash Equivalents

The Company invests its excess cash in bank deposits and money market accounts.  The Company considers all highly liquid investments purchased with original maturities of three months or less from the date of purchase to be cash equivalents.  Cash equivalents are carried at fair value, which approximate cost, and primarily consist of money market funds maintained at major U.S. financial institutions.

Accounts Receivable

The Company provides credit terms to customers in connection with purchases of the Company's products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer's payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management's best estimate of potential losses.  There were no allowances for doubtful accounts at December 31, 2010 or 2009.  There was no allowance for sales returns at December 31, 2010 or 2009.  There were no write offs of accounts receivable to bad debt expense during 2010 or 2009.

 Inventory

The Company engages third parties to manufacture and package inventory held for sale, takes title to certain inventory once manufactured, and warehouses such goods until packaged for final distribution and sale. Inventory consists of finished goods and raw materials (fiber) held at the manufacturers' facilities, and are valued at the lower of cost or market using the first-in, first-out method.

Patents

The Company has filed numerous patent applications with the United States Patent and Trademark Office and in foreign countries. All costs and direct expenses incurred in connection with patent applications have been expensed as incurred.

Property and Equipment, net

Property and equipment, net is stated at cost less accumulated depreciation.  These assets are depreciated over their estimated useful lives of three to seven years using the straight line method.

Impairment for Long-Lived Assets

The Company adheres to ASC Topic 360 and periodically evaluates whether current facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived assets, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on the difference between the asset's fair value and its carrying value. An estimate of the asset's fair value is based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable market value. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2010 and December 31, 2009.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

Revenue Recognition

Revenue is recognized in accordance with ASC Topic 605.  Four basic criteria must be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured.

The Company recognizes revenue related to product sales when delivery is confirmed by its external logistics provider and the other criteria of ASC Topic 605 are met. Product revenue is recorded net of returns and allowances.  All costs and duties relating to delivery are absorbed by Nephros. All shipments are currently received directly by the Company's customers.

Shipping and Handling Costs

Shipping and handling costs are recorded as cost of goods sold and are approximately $25,000 and $19,000 for the years ended December 31, 2010 and 2009, respectively.

Research and Development Costs

Research and development costs are expensed as incurred.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the statement of operations.  The fair value of the Company's stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the award.  For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Amortization of Debt Issuance Costs

The Company accounts for debt issuance costs in accordance with ASC 835, which requires that these costs be reported in the balance sheet as deferred charges and amortized over the term of the associated debt.   Amortization of debt issuance costs of $50,000 for the year ended December 31, 2010 is associated with the senior secured note issued to Lambda Investors LLC.  These capitalized costs will be fully amortized by the first quarter of 2011.  There was no amortization of debt issuance costs in the year ended December 31, 2009.

Other Income

Other income in the amount of approximately $20,000 for the year ended December 31, 2010 resulted primarily from a reversal of a prior year's accrual of approximately $18,000 determined to no longer be necessary.  Other income in the amount of approximately $373,000 for the year ended December 31, 2009 resulted primarily from receipt of New York State Qualified Emerging Technology Company tax refunds for years 2006 and 2007.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, which requires accounting for deferred income taxes under the asset and liability method. Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable in future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

For financial reporting purposes, the Company has incurred a loss in each period since its inception. Based on available objective evidence, including the Company's history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2010 and December 31, 2009.

ASC Topic 740 prescribes, among other things, a recognition threshold and measurement attributes for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company's income tax return.  ASC 740 utilizes a two-step approach for evaluating uncertain tax positions.  Step one or recognition, requires a company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any.  Step two or measurement, is based on the largest amount of benefit, which is more likely than not to be realized on settlement with the taxing authority.  The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2007.  The adoption of the provisions of ASC 740 did not have a material impact on the Company's consolidated financial statements.  During the years ended December 31, 2010 and 2009, the Company recognized no adjustments for uncertain tax positions.  However, management's conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulation and interpretations, thereof.

Loss per Common Share

In accordance with ACS 260-10, net loss per common share amounts ("basic EPS") are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution ("diluted EPS") is generally computed by reflecting potential dilution from conversion of convertible securities and the exercise of stock options and warrants. The following securities have been excluded from the dilutive per share computation as they are antidilutive.

	2010	2009
Stock options	44,664	94,289
Warrants	409,591	409,591

Foreign Currency Translation

Foreign currency translation is recognized in accordance with ASC Topic 830.  The functional currency of Nephros International Limited is the Euro and its translation gains and losses are included in accumulated other comprehensive income. The balance sheet is translated at the year-end rate. The statement of operations is translated at the weighted average rate for the year.

Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC 220,  is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as unrealized gains or losses on securities classified as available-for-sale and foreign currency translation adjustments. For the years ended December 31, 2010 and 2009, the comprehensive loss was approximately $1,987,000 and $2,020,000, respectively.

Recently Adopted Accounting Pronouncements

In December 2009, the FASB issued ASU No. 2009-17, Consolidations (Topic 810)-Improvements to Financial Reporting By Enterprises Involved with Variable Interest Entities (ASU No. 2009-17). ASU No. 2009-17 requires a qualitative approach for determining the primary beneficiary of a variable interest entity and replaces the quantitative evaluation previously set forth under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities . This approach is focused on identifying the reporting entity that has the ability to direct the activities of a variable interest entity that most significantly affects the entity's economic performance and has the obligation to absorb the entity's losses or has the right to receive benefits from the entity. ASU No. 2009-17, among other things, will require enhanced disclosures about a reporting entity's involvement in variable interest entities.  The Company adopted the pronouncement on January 1, 2010 resulting in no impact to the Company's consolidated financial statements.

In April 2010, the FASB issued an ASU, Revenue Recognition – Milestone Method, to provide guidance  on (i) defining a milestone, and (ii) determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. The guidance becomes effective on a prospective basis for research and development milestones achieved in fiscal years beginning on or after June 15, 2010, with early adoption and retrospective application permitted. The Company does not expect that adoption will have a material effect on its results of operations and cash flows or financial position.

In February 2010, the FASB issued an amendment which requires that an SEC filer, as defined, evaluate subsequent events through the date that the financial statements are issued. The update also removed the requirement for an SEC filer to disclose the date through which subsequent events have been evaluated. The adoption of this guidance on January 1, 2010 did not have a material effect on the Company's consolidated financial statements.

In January 2010, the FASB issued an amendment to ASC Topic 820- Improving Disclosures about Fair Value Measurements, which amends the existing fair value measurement and disclosure guidance currently included in ASC Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Specifically, the amendment to ASC Topic 820 requires entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, the reasons for any transfer in or out of Level 3 and information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, this amendment also clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. This amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for additional disclosures related to Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. The adoption of this amendment did not impact the Company's consolidated financial statements.